IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 634,089	$ 561,580
Securities received as collateral from securities financing and derivative transactions	289,268	306,458
Total liquid assets	923,357	868,038
Encumbered liquid assets	348,400	326,374
Unencumbered liquid assets	574,957	541,664
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	163,269	153,281
Securities received as collateral from securities financing and derivative transactions	117,083	123,806
Total liquid assets	280,352	277,087
Encumbered liquid assets	110,064	113,486
Unencumbered liquid assets	170,288	163,601
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	470,820	408,299
Securities received as collateral from securities financing and derivative transactions	172,185	182,652
Total liquid assets	643,005	590,951
Encumbered liquid assets	238,336	212,888
Unencumbered liquid assets	404,669	$ 378,063
Cash and central bank reserves [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	41,200
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	41,200
Encumbered liquid assets	819
Unencumbered liquid assets	40,381
Cash and central bank reserves [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	125,271
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	125,271
Encumbered liquid assets	218
Unencumbered liquid assets	125,053
Canadian government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	20,938
Securities received as collateral from securities financing and derivative transactions	79,241
Total liquid assets	100,179
Encumbered liquid assets	49,952
Unencumbered liquid assets	50,227
National Housing Act mortgage backed securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	42,320
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	42,320
Encumbered liquid assets	1,627
Unencumbered liquid assets	40,693
U.S. government obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	74,749
Securities received as collateral from securities financing and derivative transactions	64,616
Total liquid assets	139,365
Encumbered liquid assets	83,592
Unencumbered liquid assets	55,773
U.S. federal agency obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	76,085
Securities received as collateral from securities financing and derivative transactions	15,008
Total liquid assets	91,093
Encumbered liquid assets	28,147
Unencumbered liquid assets	62,946
Provincial government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	41,788
Securities received as collateral from securities financing and derivative transactions	28,332
Total liquid assets	70,120
Encumbered liquid assets	39,339
Unencumbered liquid assets	30,781
Other sovereign obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	67,118
Securities received as collateral from securities financing and derivative transactions	38,599
Total liquid assets	105,717
Encumbered liquid assets	42,194
Unencumbered liquid assets	63,523
Corporate issuer obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	4,581
Securities received as collateral from securities financing and derivative transactions	6,970
Total liquid assets	11,551
Encumbered liquid assets	7,199
Unencumbered liquid assets	4,352
Corporate issuer obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	74,072
Securities received as collateral from securities financing and derivative transactions	16,758
Total liquid assets	90,830
Encumbered liquid assets	31,291
Unencumbered liquid assets	59,539
Equities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	12,442
Securities received as collateral from securities financing and derivative transactions	2,540
Total liquid assets	14,982
Encumbered liquid assets	11,128
Unencumbered liquid assets	3,854
Equities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	53,525
Securities received as collateral from securities financing and derivative transactions	37,204
Total liquid assets	90,729
Encumbered liquid assets	52,894
Unencumbered liquid assets	$ 37,835